Expenses by nature (Tables)	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Summary of Expenses by Nature

	Year ended March 31,
	2023		2024		2025
Employee compensation	₹	537,644	₹	549,301	₹	533,477
Sub-contracting and technical fees		115,247		103,030		100,148
Cost of hardware and software		6,627		4,116		3,170
Travel		14,445		15,102		14,095
Facility expenses		13,492		14,556		16,067
Software license expense for internal use		18,717		18,378		19,338
Depreciation, amortization and impairment(1)		33,402		34,071		29,579
Communication		5,911		4,878		3,842
Legal and professional fees		13,288		9,559		11,270
Rates, taxes and insurance		5,905		5,993		5,804
Marketing and brand building		2,951		3,555		3,591
Lifetime expected credit loss/ (write-back)		(604)		640		324
(Gain)/loss on sale of property, plant and equipment, net(2)		(89)		(2,072)		(606)
Miscellaneous expenses(3)		2,806		737		(454)
Total cost of revenues, selling and marketing expenses and general and administrative expenses	₹	769,742	₹	761,844	₹	739,645

(1)
Depreciation, amortization, and impairment includes an impairment charge on intangible assets amounting to ₹ 1,816, ₹ 1,701 and ₹ 1,155, for the years ended March 31, 2023, 2024 and 2025, respectively (Refer to Note 6).
(2)
(Gain)/loss on sale of property, plant and equipment, net for the years ended March 31, 2024 and 2025, includes gain on sale of immovable properties of ₹ (2,357) and gain on relinquishment of the lease hold rights of land, and transfer of building along with other assets of ₹ (885), respectively.
(3)
Miscellaneous expenses are net of reversals of contingent consideration ₹ 1,300 and ₹ 169 for the years ended March 31, 2024 and 2025, respectively (Refer to Note 19). Miscellaneous expenses are net of insurance claim received of ₹ 1,805 during the year ended March 31, 2025.